Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Feb. 28, 2017	Jan. 31, 2017
Subsequent Events (Textual)
Warrants exercised		926,588
Proceeds from exercise of unit options	$ 19,825	$ 1,853,176
Proceeds from exercise of warrants		$ 522,326
Stock option granted to purchases		100,000
Stock option exercised	16,250
Warrants expired		4,695,846
Consultants [Member]
Subsequent Events (Textual)
Warrants exercised	106,982	106,982
Proceeds from exercise of unit options	$ 29,491	$ 29,491
Director [Member]
Subsequent Events (Textual)
Stock option granted to purchases		200,000
Exercise prices of stock option		$ 2.40
Stock options exercisable term, Description		Exercisable during a ten year term, subject to vesting based on continuous service over periods between zero and four years from the date of grant.
Stock options		300,000
Employees [Member]
Subsequent Events (Textual)
Stock option granted to purchases		731,000